SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 26, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Maturity date	Apr. 18, 2024
Interest rate			5.00%
Total carrying amount		$ 163,900	$ 163,900	$ 135,900
Less: Unamortized debt discount		(11,105)	(18,070)
Less: Current portion		152,795	145,830	135,900
Less: Current portion			145,830	135,900
Long-term portion
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issuance date		Sep. 30, 2019	Sep. 30, 2019
Convertible notes payable		$ 30,000	$ 30,000
Maturity date		Sep. 30, 2021	Sep. 30, 2021
Interest rate		8.00%	8.00%
Total carrying amount		$ 30,000	$ 30,000	30,000
Convertible Notes Payable One [Member]
Short-Term Debt [Line Items]
Issuance date		Jan. 29, 2020	Jan. 29, 2020
Convertible notes payable		$ 10,000	$ 10,000
Maturity date		Jan. 29, 2021	Jan. 29, 2021
Interest rate		8.00%	8.00%
Total carrying amount		$ 10,000	$ 10,000	10,000
Convertible Notes Payable Two [Member]
Short-Term Debt [Line Items]
Issuance date		Feb. 26, 2020	Feb. 26, 2020
Convertible notes payable		$ 10,000	$ 10,000
Maturity date		Feb. 26, 2021	Feb. 26, 2021
Interest rate		8.00%	8.00%
Total carrying amount		$ 10,000	$ 10,000	10,000
Convertible Notes Payable Three [Member]
Short-Term Debt [Line Items]
Issuance date		Mar. 06, 2020	Mar. 06, 2020
Convertible notes payable		$ 7,500	$ 7,500
Maturity date		Mar. 06, 2021	Mar. 06, 2021
Interest rate			8.00%
Total carrying amount		$ 7,500	$ 7,500	7,500
Convertible Notes Payable Four [Member]
Short-Term Debt [Line Items]
Issuance date		Mar. 05, 2020	Mar. 05, 2020
Convertible notes payable		$ 3,700	$ 3,700
Maturity date		Mar. 05, 2021	Mar. 05, 2021
Interest rate		8.00%	8.00%
Total carrying amount		$ 5,900	$ 5,900	5,900
Convertible Notes Payable Five [Member]
Short-Term Debt [Line Items]
Issuance date		Mar. 09, 2020	Mar. 09, 2020
Convertible notes payable		$ 1,200	$ 1,200
Maturity date		Mar. 09, 2021	Mar. 09, 2021
Interest rate		8.00%	8.00%
Total carrying amount		$ 1,200	$ 1,200	1,200
Convertible Notes Payable Six [Member]
Short-Term Debt [Line Items]
Issuance date		Mar. 26, 2020	Mar. 26, 2020
Convertible notes payable		$ 60,000	$ 60,000
Maturity date		Mar. 26, 2021	Mar. 26, 2021
Interest rate		10.00%	10.00%
Total carrying amount		$ 60,000	$ 60,000	60,000
Convertible Notes Payable Seven [Member]
Short-Term Debt [Line Items]
Issuance date		Mar. 05, 2021	Mar. 05, 2021
Convertible notes payable		$ 11,300	$ 11,300
Maturity date		Mar. 05, 2022	Mar. 05, 2022
Interest rate		8.00%	8.00%
Total carrying amount		$ 11,300	$ 11,300	11,300
Convertible Notes Payable Eight [Member]
Short-Term Debt [Line Items]
Issuance date		Jul. 11, 2023	Jul. 11, 2023
Convertible notes payable		$ 11,000	$ 11,000
Maturity date		Jul. 11, 2024	Jul. 11, 2024
Interest rate		7.00%	7.00%
Total carrying amount		$ 11,000	$ 11,000
Convertible Notes Payable Nine [Member]
Short-Term Debt [Line Items]
Issuance date		Aug. 22, 2023	Aug. 22, 2023
Convertible notes payable		$ 10,000	$ 10,000
Maturity date		Aug. 22, 2024	Aug. 22, 2024
Interest rate		7.00%	7.00%
Total carrying amount		$ 10,000	$ 10,000
Convertible Notes Payable Ten [Member]
Short-Term Debt [Line Items]
Issuance date		Nov. 01, 2023	Nov. 01, 2023
Convertible notes payable		$ 7,000	$ 7,000
Maturity date		Oct. 31, 2024	Oct. 31, 2024
Interest rate		7.00%	7.00%
Total carrying amount		$ 7,000	$ 7,000